Capital Structure (Tables)	12 Months Ended
Dec. 31, 2020
Capital Structure [Abstract]
Outstanding Warrants
As of December 31, 2020, the number of common shares that can potentially be issued under each outstanding warrant are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	47,916
Class B	415,845
Class D	273,046
Class E	40,896,428
Jelco Warrants	7,986,913
Pre-funded Warrants - Jelco (Note 15)	955,730
Representative Warrants	123,406
Total	50,699,284